Segment Disclosures (Schedule of Geographic Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 3,301,944	$ 2,706,577
Unites States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,810,973	2,652,265
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	418,876	54,312
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 72,095